Derivatives - Schedule of Derivative Volumes (Details)	12 Months Ended
Dec. 31, 2023 $ / bbl MBbls
Q1-Q2 2024 [Member]
Schedule of Derivatives [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls	9,000
Weighted average floor price	70
Weighted average ceiling price	9,190
Weighted average sold call	91.9
Q3-Q4 2024 [Member]
Schedule of Derivatives [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls	9,000
Weighted average floor price	70
Weighted average ceiling price	85.5
Weighted average sold call	85.5
Q1-Q2 2023 [Member]
Schedule of Derivatives [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls	20,000
Weighted average floor price	63.75
Weighted average ceiling price	97.79
Weighted average sold call	76.06
Q3-Q4 2023 [Member]
Schedule of Derivatives [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls	20,000
Weighted average floor price	65
Weighted average ceiling price	100
Weighted average sold call	72.25
Q1-Q4 2024 [Member]
Schedule of Derivatives [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls	3,000
Weighted average floor price	71.3
Q1-Q4 2025 [Member]
Schedule of Derivatives [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls	3,000
Weighted average floor price	67.96